Commitments (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015		Jul. 05, 2015	Dec. 31, 2014		Sep. 14, 2014	Jul. 05, 2014
Amortization of Advance Royalty										$ 224,775
Commitments		[1]			[1]			[1]			[1]	$ 584,415
Other Research and Development Expense							$ 281,520			87,662
Other Commitment													$ 7,931
Oil and Gas Property, Lease Operating Expense				16,530
CardioComm
Amortization of Advance Royalty										$ 224,775
Other Research and Development Expense	$ 67,689		$ 72,864	$ 135,378		$ 145,728
Other Commitment												$ 584,415
iMedical
Oil and Gas Property, Lease Operating Expense									$ 7,931

[1]	See Commitments Note